CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common shares	Total shareholders' equity	Issued capital	Issued capital Common shares	Issued capital Preferred shares and other equity instruments	Contributed surplus	Retained earnings	Retained earnings Common shares	Retained earnings Preferred shares and other equity instruments	Accumulated other comprehensive income (loss), net of taxes	Participating account	Non-controlling interests
Balance, beginning of year at Dec. 31, 2022					$ 8,311		$ 90	$ 11,176			$ 713	$ 270	$ 90
Changes in equity [abstract]
Stock options exercised		$ 56			56		(7)
Common shares purchased for cancellation		(40)			(40)			(146)
Share-based payments							11
Net income (loss)	$ 3,469							3,165				178	126
Dividends on shares									$ (1,762)	$ (79)
Transfer from accumulated other comprehensive income (loss) and Transfer to retained earnings								(37)			37
Changes attributable to acquisition								(160)
Total other comprehensive income (loss) for the year	21		$ 15								15	9	(3)
Distribution to non-controlling interests													(52)
Balance, end of year at Dec. 31, 2023	24,200		23,582	$ 21,343	8,327	$ 2,239	94	12,157			765	457	161
Changes in equity [abstract]
Stock options exercised		47			47		(4)
Common shares purchased for cancellation		$ (182)			(182)			(727)
Share-based payments							5
Net income (loss)	3,299							3,129				42	128
Dividends on shares									$ (1,875)	$ (80)
Transfer from accumulated other comprehensive income (loss) and Transfer to retained earnings								0			0
Changes attributable to acquisition								0
Total other comprehensive income (loss) for the year	1,669		1,662								1,662	(3)	10
Distribution to non-controlling interests													(223)
Balance, end of year at Dec. 31, 2024	$ 26,129		$ 25,557	$ 23,318	$ 8,192	$ 2,239	$ 95	$ 12,604			$ 2,427	$ 496	$ 76